Segment Financial Data (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Schedule Of Segment Reporting Information By Segment [Text Block]

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2013	2012	2011	2013	2012	2011	2013	2012	2011
Otis	$9,354	$8,866	$8,717	$122	$141	$75	$209	$220	$223
UTC Climate, Controls & Security	21,543	22,253	21,630	266	265	305	380	418	432
Pratt & Whitney	17,062	15,938	10,705	617	462	290	319	324	332
UTC Aerospace Systems	35,461	35,589	8,593	510	367	163	761	412	172
Sikorsky	5,762	4,975	4,628	119	94	92	85	85	84
Total segment	89,182	87,621	54,273	1,634	1,329	925	1,754	1,459	1,243
Eliminations and other	1,412	1,788	7,179	54	60	4	67	65	20
Consolidated	$90,594	$89,409	$61,452	$1,688	$1,389	$929	$1,821	$1,524	$1,263

	Net Sales			Operating Profits
(dollars in millions)	2013	2012	2011	2013	2012	2011
Otis	$12,484	$12,056	$12,437	$2,590	$2,512	$2,815
UTC Climate, Controls & Security	16,809	17,090	18,864	2,590	2,425	2,212
Pratt & Whitney	14,501	13,964	12,711	1,876	1,589	1,867
UTC Aerospace Systems	13,347	8,334	4,760	2,018	944	759
Sikorsky	6,253	6,791	7,355	594	712	840
Total segment	63,394	58,235	56,127	9,668	8,182	8,493
Eliminations and other	(768)	(527)	(373)	22	(72)	(228)
General corporate expenses	—	—	—	(481)	(426)	(419)
Consolidated	$62,626	$57,708	$55,754	$9,209	$7,684	$7,846

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Text Block]

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2013	2012	2011	2013	2012	2011	2013	2012	2011
United States Operations	$35,994	$32,175	$28,993	$4,780	$3,663	$4,264	$4,483	$4,311	$2,974
International Operations
Europe	12,652	11,823	12,344	2,419	2,100	2,089	1,796	1,804	1,210
Asia Pacific	8,696	8,733	9,016	1,773	1,648	1,429	957	947	883
Other	5,274	4,964	5,376	696	772	711	1,203	1,122	760
Eliminations and other	10	13	25	(459)	(499)	(647)	427	334	374
Consolidated	$62,626	$57,708	$55,754	$9,209	$7,684	$7,846	$8,866	$8,518	$6,201

(dollars in millions)	2013	2012	2011
Europe	$4,489	$3,117	$2,284
Asia Pacific	4,517	2,998	2,448
Other	3,165	3,086	2,989
	$12,171	$9,201	$7,721

Schedule Of Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries By Country [Text Block]

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2013	2012	2011	2013	2012	2011	2013	2012	2011
United States Operations	$35,994	$32,175	$28,993	$4,780	$3,663	$4,264	$4,483	$4,311	$2,974
International Operations
Europe	12,652	11,823	12,344	2,419	2,100	2,089	1,796	1,804	1,210
Asia Pacific	8,696	8,733	9,016	1,773	1,648	1,429	957	947	883
Other	5,274	4,964	5,376	696	772	711	1,203	1,122	760
Eliminations and other	10	13	25	(459)	(499)	(647)	427	334	374
Consolidated	$62,626	$57,708	$55,754	$9,209	$7,684	$7,846	$8,866	$8,518	$6,201

Schedule Of Revenue By Major Customers By Reporting Segments Table [Text Block]

(dollars in millions)	2013	2012	2011
Pratt & Whitney	$3,559	$3,718	$2,995
UTC Aerospace Systems	2,530	1,742	1,021
Sikorsky	3,648	4,512	4,967
Other	142	126	125
	$9,879	$10,098	$9,108